Note 5. Future Commitment and Issuance of Warrants.	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes
5. Future Commitment and Issuance of Warrants

5. Future Commitment and Issuance of Warrants

On March 5, 2013, the Company and GUMI Tel Aviv Ltd, a major, privately-held Israeli technology company ("GUMI"), entered into development/manufacturing/marketing agreement ("GUMI Agreement"). GUMI is engaged in the manufacture, import/export, marketing and install industrial equipment and designing technical solutions.

Pursuant to the GUMI Agreement, GUMI agreed to: (i) complete the development of the Prototype of the Patented Device; (ii) manufacture the commercial model(s) of the Patented device; and (iii) market the commercial model(s) of the Patented Device.

In consideration for developing the Prototype and manufacturing and marketing/distributing commercial models of the Patented Device as well as incurring all related costs and expenses in connection therewith, the Company shall compensate GUMI as follows: (i) upon the execution of the GUMI Agreement, the Company granted GUMI warrants (the "Warrants") exercisable to purchase 200,000 shares of the Company's common stock ("Warrant Shares") at an exercise price of USD$0.05 per share (the "Exercise Price"); (ii) upon completion of the Prototype, granting GUMI additional Warrants to purchase 200,000 additional Warrant Shares at the Exercise Price; and (iii) upon completion of a Commercial Device ready for manufacture and sale, granting GUMI additional Warrants to purchase 200,000 additional Warrant Shares at the Exercise Price. The Warrants shall expire 3 years from the date of each grant and shall be subject to adjustment in the event of any recapitalization of the Company's capital stock.

In addition to the consideration represented by the grant of Warrants, the Agreement further provides that following commencement of sale of the Commercial Device and until such time that GUMI has recouped all costs and expenses that it has incurred and paid in connection with the completion of development of the Prototype and the manufacture of the Commercial Device ("Date of Recoupment"), one hundred (100%) percent of the net sales revenues shall be paid and distributed to GUMI. On and after the Date of Recoupment, net sales revenues shall be paid sixty-five (65%) percent to GUMI and thirty-five (35%) percent to the Company.

The Company recorded $107,074 in fiscal year 2013 in expenses related to 600,000 vested warrants previously granted to GUMI Tel Aviv Ltd. The warrants were valued using the Black-Scholes option pricing model. The inputs for the valuation analysis of the warrants include the market value of the Company's common stock were as follows: the estimated volatility of the Company's common stock used in the Black-Scholes option pricing model was 318%, the exercise price and the risk free interest rate used were $0.05 and 0.36%, respectively. All warrants are fully vested.

Note 5. Future Commitment and Issuance of Warrants.

During 2014, the Company signed advisory services agreements with officers of its subsidiary pursuant to which the officers are entitled to 51,785,417 options to be granted if and when our subsidiary achieves 3 milestones. As of March 30, 2015, none of the milestones has been achieved and therefore no options have vested.

On March 5, 2013, the Company and GUMI Tel Aviv Ltd, a major, privately-held Israeli technology company ("GUMI"), entered into development/manufacturing/marketing agreement ("GUMI Agreement"). GUMI is engaged in the manufacture, import/export, marketing and install industrial equipment and designing technical solutions.

Pursuant to the GUMI Agreement, GUMI agreed to: (i) complete the development of the Prototype of the Patented Device; (ii) manufacture the commercial model(s) of the Patented device; and (iii) market the commercial model(s) of the Patented Device.

In consideration for developing the Prototype and manufacturing and marketing/distributing commercial models of the Patented Device as well as incurring all related costs and expenses in connection therewith, the Company shall compensate GUMI as follows: (i) upon the execution of the GUMI Agreement, the Company granted GUMI warrants (the "Warrants") exercisable to purchase 200,000 shares of the Company's common stock ("Warrant Shares") at an exercise price of USD$0.05 per share (the "Exercise Price"); (ii) upon completion of the Prototype, granting GUMI additional Warrants to purchase 200,000 additional Warrant Shares at the Exercise Price; and (iii) upon completion of a Commercial Device ready for manufacture and sale, granting GUMI additional Warrants to purchase 200,000 additional Warrant Shares at the Exercise Price. The Warrants shall expire 3 years from the date of each grant and shall be subject to adjustment in the event of any recapitalization of the Company's capital stock.

In addition to the consideration represented by the grant of Warrants, the Agreement further provides that following commencement of sale of the Commercial Device and until such time that GUMI has recouped all costs and expenses that it has incurred and paid in connection with the completion of development of the Prototype and the manufacture of the Commercial Device ("Date of Recoupment"), one hundred (100%) percent of the net sales revenues shall be paid and distributed to GUMI. On and after the Date of Recoupment, net sales revenues shall be paid sixty-five (65%) percent to GUMI and thirty-five (35%) percent to the Company. The Company recorded $107,074 in fiscal year 2013 in expenses related to 600,000 vested warrants previously granted to GUMI Tel Aviv Ltd. The warrants were valued using the Black-Scholes option pricing model. The inputs for the valuation analysis of the warrants include the market value of the Company's common stock were as follows: the estimated volatility of the Company's common stock used in the Black-Scholes option pricing model was 318%, the exercise price and the risk free interest rate used were $0.05 and 0.36%, respectively. All warrants are fully vested.